Total Capital and Net Income Per Common Unit (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) vessel
Equity [Abstract]
Number of newbuildings on order (partially paid for)	3
number of newbuildings on order	5
Proceeds from Contributed Capital | $	$ 6.0